Capital and Reserves (Details)						1 Months Ended						6 Months Ended			12 Months Ended
	Jun. 02, 2021 USD ($) shares	Dec. 03, 2020	Dec. 01, 2020	May 15, 2019 CHF (SFr)	May 02, 2018 CHF (SFr)	Apr. 23, 2020	Nov. 30, 2018 USD ($)	Jul. 17, 2018	Jan. 30, 2018 CHF (SFr) SFr / shares shares	Jan. 30, 2018 $ / shares	Feb. 21, 2017	Jun. 30, 2021 CHF (SFr) SFr / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 CHF (SFr) SFr / shares shares	Dec. 31, 2020 CHF (SFr)	Jun. 30, 2020 USD ($)
Capital and Reserves (Details) [Line Items]
Upfront acquisition price (in Dollars) | $	$ 2,500,000
Non registered common shares (in Shares) | shares	764,370
Reference price (in Dollars) | $	$ 3.27
Additional non registered price (in Shares) | shares	9,173
Additional reference price (in Dollars) | $	$ 30,000
Description of public offering			the convertible loan provided by FiveT in the amount of CHF 895,455 was converted into 737,000 common shares at a conversion price of USD 1.35. On March 4, 2021, the remaining convertible loan by FiveT in the amount of CHF 604,545 plus accumulated interests of CHF 40,268 was converted into 516,814 common shares at a conversion price of USD 1.35.	the Company completed a public offering of (i) 440,000 common shares with a par value of CHF 0.40 each, together with warrants to purchase 440,000 common shares, and (ii) 1,721,280 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 1,721,280 common shares, including 110,000 common shares and warrants to purchase 110,000 common shares sold pursuant to a partial exercise by the underwriters of the underwriters’ over-allotment option (the “May 2019 Registered Offering”). The exercise price for the pre-funded warrants is CHF 0.01 per common share and for the warrants is CHF 4.34. The net proceeds to us from the May 2019 Registered Offering were approximately USD 7.6 million, after deducting underwriting discounts and other offering expenses payable by us. As of December 31, 2019, all pre-funded warrants were exercised. In December 2020, 1,263,845 warrants were exercised; the remaining 897,435 warrants were exercised in March 2021.				the Company completed a public offering of 897,435 common shares with a nominal value of CHF 0.40 each, Series A warrants each entitling its holder to purchase 0.35 of a common share for an aggregate of 314,102 common shares, and Series B warrants entitling its holder to purchase 0.25 of a common share for an aggregate of 224,358 common shares (the “July 2018 Registered Offering”). The exercise price for both series Warrants at the time of the July 2018 Registered Offering was CHF 7.80 per common share. In accordance with the terms of certain Series B warrants, the exercise price for certain Series B warrants was reduced in two steps to ultimately CHF 1.47. The net proceeds to the Company from the July 2018 Registered Offering were approximately CHF 6.2 million, after deducting underwriting discounts and other offering expenses payable by us.			in connection with a public offering of 62,499 common shares, the Company issued 50,000 warrants, each warrant entitling its holder to purchase 0.70 of a common share at an exercise price of USD 240 per common share. Additionally, the underwriter was granted a 30-day option to purchase up to 7,500 additional common shares and/or 7,500 additional warrants, of which the underwriter partially exercised its option for 6,750 warrants.
Securities purchase agreements description		the Company entered into securities purchase agreements with several institutional investors for the purchase and sale of 2,000,000 common shares at an offering price of USD 4.00 per share, pursuant to a registered direct offering. The net proceeds of the offering were approximately USD 7.3 million.
Purchase agreement, description						the Company entered into a purchase agreement and a Registration Rights Agreement with Lincoln Park Capital Fund, LLC (the “2020 Commitment Purchase Agreement”). Pursuant to the purchase agreement, LPC agreed to subscribe for up to USD 10,000,000 of our common shares over the 30-month term of the purchase agreement. Until June 30, 2021, we issued 1,200,000 of our common shares to LPC for an aggregate amount of USD 1,108,155.
Transaction costs				SFr 868,296
Proceeds from issue of ordinary shares | $							$ 25,000,000.0
Transaction costs														SFr 3,335
Warrants [Member]
Capital and Reserves (Details) [Line Items]
Proceeds from issue of ordinary shares									SFr 4,500,000
Issuance initial public offering | shares (in Shares) | shares									62,499
Nominal value per share | SFr / shares (in Francs per share) | SFr / shares									SFr 0.40
Warrants total | shares (in Shares) | shares									37,499
Warrants exercisable | shares (in Shares) | shares									37,499
Warrants exercise price per common share | SFr / shares (in Dollars per share) | $ / shares										$ 100.00
Fair value of warrants issued												SFr 19,058
Changes in fair value of warrants issued												SFr 12,740			SFr 6,318
Fair value of warrants, description												the fair value of the warrants amounted to zero, unchanged from of December 31, 2020 and from December 31, 2019. Since its initial recognition, the fair value decreased by its initial value of CHF 5,091,817, resulting in a gain in the same amount	the fair value of the warrants amounted to zero, unchanged from of December 31, 2020 and from December 31, 2019. Since its initial recognition, the fair value decreased by its initial value of CHF 5,091,817, resulting in a gain in the same amount
AGP Sales Agreement [Member]
Capital and Reserves (Details) [Line Items]
Common shares for an aggregate (in Shares) | shares												1,758,618	1,758,618
Aggregate offering price (in Dollars) | $													$ 2,900,000
Common shares sold | shares (in Shares) | shares														202,806
Aggregate purchase price (in Dollars) | $																$ 3,200,000
LPC Agreement [Member]
Capital and Reserves (Details) [Line Items]
Purchase agreement, description					Company entered into a purchase agreement (the “2018 Commitment Purchase Agreement”) and a registration rights agreement (the “2018 Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”). Pursuant to the 2018 Commitment Purchase Agreement, LPC agreed to purchase common shares for up to USD 10,000,000 over the 30-month term of the 2018 Commitment Purchase Agreement. As of April 7, 2020, the Company has issued 2,820,000 common shares for aggregate proceeds of USD 1.8 million under the 2018 LPC Agreement.
Transaction costs					SFr 349,907
Non current assets					252,351
Finance expenses					SFr 97,556
Share Capital [Member]
Capital and Reserves (Details) [Line Items]
Issued shares (in Shares) | shares												13,643,130	13,643,130	5,059,084
Amount of stock												SFr 136,431.30		SFr 50,590.84
Nominal value (in Francs per share) | SFr / shares												SFr 0.01		SFr 0.01